Earnings per share	12 Months Ended
Mar. 31, 2019
Earnings per share
Earnings per share

19           Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the years ended March 31, 2017, 2018 and 2019:

		Year ended March 31,
	Note	2017	2018	2019	2019
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		126,190	237,098	291,124	43,380
Earnings allocated to participating convertible notes	(i)	(10,019)	—	—	—

Net income for basic and diluted net income per share		116,171	237,098	291,124	43,380

Denominator:
Weighted average ordinary shares outstanding for basic net income per share		73,003,248	112,938,635	121,270,491	121,270,491
Dilutive effect of RSUs	(ii)	—	6,390,797	—	—
Dilutive effect of scrip dividend	(iii)	—	—	151,091	151,091
Weighted average ordinary shares outstanding for diluted net income per share		73,003,248	119,329,432	121,421,582	121,421,582
Earnings per share
- Basic		1.59	2.10	2.40	0.36
- Diluted	(ii) & (iii)	1.59	1.99	2.40	0.36

Notes:

(i)

For the years ended March 31, 2017 and 2018, the outstanding convertible notes provide the holders with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2017 in both basic and diluted net income per share computation. For the year ended March 31, 2018, as there were no excess cash dividend, no earnings were allocated to participating convertible notes. All outstanding convertible notes were fully converted into the Company’s ordinary shares in the year ended March 31, 2018. The Company has no outstanding convertible notes subsequent to such conversion.

(ii)

During the years ended March 31, 2017 and 2018, the Company had potentially dilutive ordinary shares of 40,521,494 representing shares issuable upon conversion of the outstanding convertible notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted earnings per share computation because their effects would have been anti-dilutive.

During the year ended March 31, 2017, the Company had potential dilutive ordinary shares of 7,300,000 represented shares issuable upon vesting of the RSUs, which were excluded from diluted earnings per share computation as the performance condition was not met as of the year end.

For the year ended March 31, 2018, potential dilutive ordinary shares included 6,390,797 weighted average incremental shares of the RSUs applying the treasury stock method.

(iii)	During the year ended March 31, 2019, included in the diluted earnings per share computation was the potential dilutive ordinary shares of 151,091 represented shares issuable as scrip dividend.